Other assets and liabilities F.4.3. Non-current payables and accruals for capital expenditure (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2023 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2020 USD ($) installment	Feb. 28, 2023 COP ($)	Dec. 31, 2019 COP ($)
Disclosure of detailed information about intangible assets [line items]
Payables and accruals for capital expenditure			$ 885	$ 473
Future commitments			350	406
Initial payment			522	345
Intangible assets other than goodwill			7,785	7,361
Spectrum and Licenses
Disclosure of detailed information about intangible assets [line items]
Payables and accruals for capital expenditure			846	414
Spectrum 40 MHz
Disclosure of detailed information about intangible assets [line items]
Payables and accruals for capital expenditure			467	$ 337
Future commitments			553
Useful life measured as period of time, intangible assets other than goodwill		20 years
Total notional consideration		$ 615					$ 2,450
Percentage payable in cash		55.00%			55.00%		55.00%
Percentage to be met by coverage obligations		45.00%			45.00%		45.00%
Initial payment					$ 33
Number of payment installments | installment					12
Intangible assets other than goodwill					$ 388
Future interest commitments, period of recognition					17 years
Spectrum 1900 MHz
Disclosure of detailed information about intangible assets [line items]
Payables and accruals for capital expenditure			241
Future commitments			$ 181
Total notional consideration	$ 281					$ 1,140
Future interest commitments, period of recognition	20 years
Initial payment (as a percent)	0.20					0.20